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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY        May 16, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $16,598,017
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED DECEMBER 31, 2010

Name of Issuer          Title of Class    CUSIP   Value (x  Shrs or prn amt SH/ Put/Call  Investment   Other     Voting Authority
--------------          --------------    -----   --------  --------------- --- --------  ----------   -----     ----------------
                                                   $1000)                   PRN           Discretion  Managers Sole   Shared    None
                                                   ------                   ---           ----------  -------- ----   ------    ----
ALLEGHANY
 TECHNOLOGIES, INC     NOTE 4.25%       01741RAD4 1,407,000 8,000,000       PRN          SHARED-OTHER 1             8,000,000
ALLIANT TECHSYSTEMS
 INC                   NOTE 2.750% 9/1  018804AN4 3,160     3,135,000       SH           SHARED-OTHER 1             3,135,000
AMGEN INC              NOTE 3/0         031162AL4 17,171    21,909,000      PRN          SHARED-OTHER 1             21,909,000
AVAGO TECHNOLOGIES
 LTD (a)               SHS              Y0486S104 900,458   28,953,622      SH           SHARED-OTHER               28,953,622
BORGWARNER PRPERTIES   NOTE 3.500% 4/1  099724AF3 15,860    6,500,000       PRN          SHARED-OTHER 1             6,500,000
BOSTON PPTYS LTD
 PARTNERSHIP           NOTE 2.875% 2/1  10112RAK0 4,522     4,497,000       PRN          SHARED-OTHER 1             4,497,000
DENDREON CORPORATION   NOTE 2.875% 8/1  24823QAC1 2,644     2,500,000       PRN          SHARED-OTHER 1             2,500,000
DOLLAR GEN CORP
 NEW (a)               COM              256677105 7,586,608 241,997,057(d)  SH           SHARED-OTHER               241,997,057
EXPRESS INC            COM              30219E103 21,742    1,112,715       SH           SHARED-OTHER               1,112,715
GOLD CORP INC          COM              380956409 653       13,500          SH           SHARED-OTHER 1             13,500
GENERAL MTRS CO        JR PFD CNV SRB   37045V209 35,991    746,700         SH           SHARED-OTHER               746,700
GREAT PLAINS ENERGY
 INC                   UNIT 06/15/2042  391164803 6,455     100,000         SH           SHARED-OTHER 1             100,000
HARTFORD FINL SVCS
 GROUP INC (a)         W* EXP 06/26/201 416515120 1,467     80,000          SH           SHARED-OTHER 1             80,000
HCA HOLDINGS INC       COM              40412C101 3,031,445 89,502,363      SH           SHARED-OTHER               89,502,363
HERTZ GLOBAL HOLDINGS
 INC                   NOTE 5.250% 6/0  42805TAA3 16,100    8,000,000       PRN          SHARED-OTHER 1             8,000,000
HOLOGIC INC            COM              436440101 6,815     307,000         SH  PUT      SHARED-OTHER 1             307,000

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
INTEL CORP             COM              458140100 698       34,600          SH           SHARED-OTHER 1             34,600
INVACARE CORP          SDCV 4.125% 2/0  461203AD3 7,035     5,250,000       PRN          SHARED-OTHER 1             5,250,000
ISHARES                MSCI JAPAN       464286848 516       50,000          SH  PUT      SHARED-OTHER 1             50,000
JAZZ PHARMACEUTICALS
 INC (a)               COM              472147107 316,683   9,942,946       SH           SHARED-OTHER               9,942,946
KINROSS GOLD CORP      COM NO PAR       496902404 3,564     226,300         SH  PUT      SHARED-OTHER 1             226,300
KINROSS GOLD CORP      NOTE 1.750% 3/1  496902AD9 5,855     5,944,000       PRN          SHARED-OTHER 1             5,944,000
KKR & CO L P DEL       COM UNITS        48248M102 76,588    4,667,166       SH           SHARED-OTHER 1             4,667,166
L-3 COMMUNICATIONS
 CORP                  DEBT 3.000% 8/0  502413AW7 3,820     3,820,000       PRN          SHARED-OTHER 1             3,820,000
MASCO CORPORATION      NOTE 7/2         574599BB1 2,794     5,285,000       PRN          SHARED-OTHER 1             5,285,000
MEDTRONIC INC          DBCV 1.250% 9/1  585055AD8 265       269,000         PRN          SHARED-OTHER 1             269,000
MEDTRONIC INC          NOTE 1.500% 4/1  585055AL0 61,856    61,856,000      PRN          SHARED-OTHER 1             61,856,000
NABORS INDUSTRIAL LTD  NOTE 0.940% 5/1  629568AP1 14,584    14,694,000      PRN          SHARED-OTHER 1             14,694,000
NAVISTAR INTERNATIONAL
 CORP                  NOTE 3.000% 10/1 63934EAL2 9,996     6,620,000       PRN          SHARED-OTHER 1             6,620,000
NETAPP INC             NOTE 1.750% 6/0  64110DAB0 7,926     5,000,000       PRN          SHARED-OTHER 1             5,000,000
NIELSEN HOLDINGS
 N V (a)               COM              N63218106 1,527,694 55,938,988      SH           SHARED-OTHER               55,938,988
NXP SEMICONDUCTORS
 N V (a)               COM              N6596X109 1,805,114 60,240,752      SH           SHARED-OTHER               60,240,752
OWENS ILL INC          COM NEW          690768403 1,359     45,000          SH  PUT      SHARED-OTHER 1             45,000
PEARSON PLC            SPONSORED ADR    705015AA3 1,598     1,580,000       PRN          SHARED-OTHER 1             1,580,000
PNC FINL SVCS GROUP
 INC                   *W EXP 12/31/201 693475121 3,635     242,957         SH           SHARED-OTHER 1             242,957
POWERSHARES ACTIVE MNG
 ETF T                 LOW DURAT PORT   73935B409 423       16,765          SH           SHARED-OTHER 1             16,765

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
PRIMEDIA INC (a)       COM NEW          74157K846 126,682   26,012,715      SH           SHARED-OTHER               26,012,715
PROLOGIS               NOTE 2.250% 4/0  743410AQ5 5,370     5,508,000       PRN          SHARED-OTHER 1             5,508,000
PROSHARES TR           SHRT 20+YR TRE   74347X849 975       22,000          SH           SHARED-OTHER 1             22,000
QUICKSILVER RES. INC   DBCV 1.875% 11/0 74837RAB0 1,068     1,000,000       PRN          SHARED-OTHER 1             1,000,000
ROCKWOOD HLDGS INC (a) COM              774415103 760,789   15,456,914      SH           SHARED-OTHER               15,456,914
SANDISK CORP           COM              80004C101 1,120     24,300          SH  PUT      SHARED-OTHER 1             24,300
SANDISK CORP           NOTE 1.500% 8/1  80004CAD3 14,697    12,920,000      PRN          SHARED-OTHER 1             12,920,000
SEALY CORP (a)         COM              812139301 118,430   46,625,921      SH           SHARED-OTHER               46,625,921
SILVER STD RES INC (b) COM              82823L106 6,966     222,000         SH  PUT      SHARED-OTHER 1             222,000
SINCLAIR BROADCAST
 GROUP                 FRNT 2.00% 7/1   829226AV1 8,662     8,608,000       PRN          SHARED-OTHER 1             8,608,000
SPDR S&P 500 ETF
 TR (c)                PUT              78462F953 11,270    85,000          SH  PUT      SHARED-OTHER 1             85,000
SPDR S&P 500 ETF TR    TR UNIT          78462F103 6,126     46,200          SH  PUT      SHARED-OTHER 1             46,200
SVB FINANCIAL GROUP    COM              78486Q101 797       14,000          PRN          SHARED-OTHER 1             14,000
SVB FINANCIAL GROUP    NOTE 3.875% 4/1  78486QAB7 3,208     3,100,000       SH           SHARED-OTHER 1             3,100,000
SYNOVUS FINL CORP      UNIT 99/99/9999  87161C204 1,155     50,000          SH           SHARED-OTHER 1             50,000
TEXAS CAPITAL
 BANCSHARES INC        *W EXP 01/16/201 88224Q115 296       19,000          SH           SHARED-OTHER 1             19,000
TRANSOCEAN INC         NOTE 1.500% 12/1 893830AV1 17,381    17,446,000      PRN          SHARED-OTHER 1             17,446,000
US BANCORP DEL         DBCV 9/2         902973AQ9 1,694     1,707,000       PRN          SHARED-OTHER 1             1,707,000
UNITED DOMINION REALTY
 TR IN                 NOTE 4.000% 12/1 910197AK8 121       1,201,000       PRN          SHARED-OTHER 1             1,201,000
VALLEY NATL BANCORP    COM              919794131 332       23,200          SH           SHARED-OTHER 1             23,200

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
VOLCANO CORPORATION    NOTE 2.875 9/0   928645AA8 3,894     3,500,000       PRN          SHARED-OTHER 1             3,500,000
VORNADO RLTY L P       DBCV 3.625%11/1  929043AE7 178       175,000         PRN          SHARED-OTHER 1             175,000
ZHONE TECHNOLOGIES INC
 NEW (a)               COM NEW          98950P884 3,712     1,614,087       SH           SHARED-OTHER               1,614,087

(a) Position held by one or more entities engaged in KKR's private equity business.

(b) Includes two series of Silver Std Res Inc put options.

(c) Includes two series of SPDR S&P 500 ETF TR put options.

(d) Represents KKR's pro rata interest in shares held by Buck Holdings, L.P., an investment vehicle jointly-owned by a consortium of KKR and other investors. The aggregate number of shares held by the investment vehicle is 115,882,268.